Document And Entity Information	Nov. 04, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	CENTERSTATE BANK CORPORATION
Trading Symbol	CSFL
Entity Central Index Key	0001102266
Entity Emerging Growth Company	false
Entity File Number	000-32017
Entity Tax Identification Number	593606741
Entity Address, Address Line One	1101 First Street South
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Winter Haven
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33880
City Area Code	863
Local Phone Number	293-4710